Note 10 - Stock Option Plan and Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
10.
   STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

2006
Equity Incentive Plan

Reviva's board of directors adopted, and Reviva's stockholders approved, the Reviva Pharmaceuticals, Inc.
2006
Equity Incentive Plan, effective as of
August
2006.
The Reviva Pharmaceuticals, Inc.
2006
Equity Incentive Plan provided for the grant of incentive stock options, or ISOs, within the meaning of Section
422
of the Code, to Reviva's employees, and for the grant of nonstatutory stock options, or NSOs, and restricted stock awards to Reviva's employees, officers, directors and consultants; provided such consultants render bona fide services not
in connection with the offer and sale of securities in a capital-raising transaction. As of
2016,
no
new grants of awards are permitted under the Reviva Pharmaceuticals, Inc.
2006
Equity Incentive Plan.

Upon the Business Combination, the Reviva Pharmaceuticals, Inc.
2006
Equity Incentive Plan was amended to change its name to the Reviva Pharmaceuticals Holdings, Inc.
2006
Equity Incentive Plan (the
“2006
Equity Incentive Plan”), and each outstanding option to acquire Reviva common stock (whether vested or unvested) under the
2006
Equity Incentive Plan was assumed by the Company and automatically converted into an option to acquire shares of common stock, with its price and number of shares equitably adjusted based on the conversion of the shares of common stock of Reviva into shares of common stock of the Company pursuant to the Merger Agreement. Pursuant to such assumption and automatic conversion, as of the consummation of the Business Combination there are outstanding options under the
2006
Equity Incentive Plan exercisable for an aggregate of
65,471
shares of Company common stock, and
no
new grants of awards are permitted under the
2006
Equity Incentive Plan.

2020
Equity Incentive Plan

On
December
14,
2020,
the Reviva Pharmaceuticals Holdings, Inc.
2020
Equity Incentive Plan (the
“2020
Equity Incentive Plan”) became effective. The general purpose of the
2020
Equity Incentive Plan is to provide a means whereby employees, officers, directors, consultants, advisors or other individual service providers may
develop a sense of proprietorship and personal involvement in our development and financial success, and to encourage them to devote their best efforts to us, thereby advancing our interests and the interests of our stockholders.

As of
December 31, 2020,
an aggregate of
461,587
shares of common stock
may
be issued under the
2020
Equity Incentive Plan, subject to equitable adjustment in the event of stock splits and other capital changes (the “Share Reserve”). The Share Reserve will automatically increase on
January
1st
of each year, for a period of
not
more than
ten
 years, commencing on
January
1st
of the year following the year in which the effective date of the
2020
Equity Incentive Plan occurs, and ending on (and including)
January
1,
2030,
in an amount equal to the lesser of (i)
ten
 percent (
10%
) of the total number of shares of Common Stock outstanding on
December
31st
of the preceding calendar year or (ii) such number of shares of common stock determined by the Company's board of directors (the “Annual Increase”). Notwithstanding the foregoing and, subject to adjustment as provided in the
2020
Equity Incentive Plan, the maximum number of shares which
may
be issued in respect of Incentive Stock Options shall be equal to
461,587.

There was
no
activity related to the
2020
Equity Incentive Plan during the year ended
December 31, 2020.

Activity under the
2006
Equity Incentive Plan was as follows for the years ending
December 31, 2020
and
2019.

	Shares available for Grant	Number of Shares Outstanding	Weighted average exercise price per share
Balance, December 31, 2018	329,025	127,778	$15.37
Options cancelled	14,846	(14,846)	—
Balance, December 31, 2019	343,871	112,932	$15.37
Options cancelled	47,461	(47,461)	—
Effect of plan amendment on business combination	(391,332)	—	—
Balance, December 31, 2020	—	65,471	$16.86
Vested, December 31, 2020	—	65,471	$16.86
Vested and expected to vest, December 31, 2020	—	65,471	$16.86

Shares outstanding under the
2006
Equity Incentive Plan are as follows as of
December
31,
2020:

Options Outstanding	Weighted average remaining contractual life (years)	Shares Exercisable	Weighted Average Exercise Prices
48,724	1.85	48,724	$11.89
16,747	3.93	16,747	$31.33
65,471	2.38	65,471	$16.86

During the years ended
December
31,
2020
and
2019,
the Company recorded
no
stock-based compensation expense and has
no
unrecognized compensation expense.